Investments	12 Months Ended
Dec. 31, 2025
Investments [Abstract]
INVESTMENTS

NOTE 7 – INVESTMENTS

As of December 31, 2025 and 2024, the Company had short-term investment of €34,557 and €52,050, comprised of a short-term commercial deposit of €26,557 and €44,050 with an assembling vendor and a short-term commercial deposit with a sales company of €8,000 and €8,000, respectively. During the year ended December 31, 2025, 2024 and 2023, the Company recognized interest income of €3,457, €63,118 and €444 from the investments, respectively.